COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2016
Commitments And Contingencies Disclosure [Abstract]
Schedule of total rent expense related to operating leases

Rent expense related to operating leases, including rent expense incurred on our behalf and allocated to us, was as follows:

	Year ended December 31,
	2016	2015	2014
	(In thousands)
Rent expense	$2,861	$2,395	$1,881

Future minimum lease payments due under noncancelable operating leases

Future minimum lease payments due under noncancelable operating leases at December 31, 2016, were as follows (in thousands):

2017	$3,512
2018	3,178
2019	2,520
2020	442
2021	34
Thereafter	—
Total future minimum lease payments	$9,686

Schedule of accrued environmental remediation

A rollforward of the aggregate accrued environmental remediation liabilities follows.

Total
(In thousands)
Accrued environmental remediation, January 1, 2015	$30,000
Payments made by affiliates	(13,136)
Payments made with proceeds from insurance policies	(25,000)
Additional accruals	21,800
Accrued environmental remediation, December 31, 2015	13,664
Payments made, including those by affiliates	(4,211)
Accrued environmental remediation, December 31, 2016	$9,453